Share-based payments - Rollforward of outstanding shares (Details)		12 Months Ended
	Jan. 01, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares
Performance Shares
Share-based payment
Balance at beginning of year	99,472,193	91,225,523	83,143,531	60,516,243
Granted		38,753,394	31,979,747	36,943,251
Forfeited		(4,752,172)	(4,964,055)	(4,146,246)
Vested	(31,549,004)	(25,754,552)	(18,933,700)	(10,169,717)
Balance at end of year		99,472,193	91,225,523	83,143,531
Weighted average grant date fair value (EUR per share) | € / shares		€ 2.63	€ 4.02	€ 4.39
Restricted Shares
Share-based payment
Balance at beginning of year	4,527,593	3,275,175	3,582,048	5,568,702
Granted		3,830,700	2,060,342	1,479,350
Forfeited		(1,100,107)	(451,540)	(1,431,215)
Vested	(380,567)	(1,478,175)	(1,915,675)	(2,034,789)
Balance at end of year		4,527,593	3,275,175	3,582,048
Weighted average grant date fair value (EUR per share) | € / shares		€ 3.06	€ 4.18	€ 4.47